Corporate Information - Additional Information (Detail) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($) Employees Country Brand	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)
Disclosure Of Corporate Information [line items]
Revenue | $	$ 26,552	$ 27,087	$ 54,600
Anheuser-Busch in Bev SA/NV [member]
Disclosure Of Corporate Information [line items]
Number of employees | Employees	175,000
Number of countries where the entity operates | Country	50
Anheuser-Busch in Bev SA/NV [member] | Bottom of range [member]
Disclosure Of Corporate Information [line items]
Number of beer brand | Brand	500
Brewing heritage periods	600 years